Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 11 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than described below, that would have required adjustment or disclosure in the condensed consolidated financial statements.

On October 18, 2022, as approved by the unanimous consent of the Board, the Company executed, for general corporate purposes, (i) a promissory note in the principal amount of up to $200,000, bearing an interest of 10%, payable to David T. Hamamoto, in his personal capacity, or his registered assigns or successors in interest and (ii) a promissory note in the principal amount of up to $200,000, bearing an interest of 10%, payable to Antara Capital Total Return SPAC Master Fund LP, a Cayman Islands exempted limited partnership, or its registered assigns or successors in interest.

Note 12 - Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued. The Company did not identify any subsequent event, other than described below, that would have required adjustment or disclosure in the consolidated financial statements.

In March 2022, Antara Capital acquired an approximately 50% interest in our sponsor, DHP SPAC II Sponsor LLC, an entity controlled by David Hamamoto. Antara Capital, founded by Himanshu Gulati in 2018, invests across a wide variety of financial instruments, including loans, bonds, convertible bonds, stressed/distressed credit and special situation equity investments.